Estimated Future Benefit Expected Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plan Disclosure [Line Items]
2013	$ 9.9
2014	11.0
2015	12.4
2016	14.4
2017	15.9
Years 2018-2022	105.2
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
2013	5.7
2014	6.2
2015	6.8
2016	7.6
2017	8.9
Years 2018-2022	53.0
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2013	1.0
2014	1.0
2015	1.2
2016	1.3
2017	1.5
Years 2018-2022	$ 10.5